Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about other non-current assets [line items]
Other non-current assets	¥ 424,959	¥ 481,414
Intangible assets [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	14,769	17,635	¥ 20,568
Intangible assets [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	85,908	85,855	84,093
Intangible assets [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	(71,139)	(68,220)	(63,525)
Long-term prepaid expense [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	410,190	463,779	502,689
Long-term prepaid expense [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	410,190	463,779	502,689
Long-term prepaid expense [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	0	0	0
Total [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	424,959	481,414	523,257
Total [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	496,098	549,634	586,782
Total [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	¥ (71,139)	¥ (68,220)	¥ (63,525)